Risk management - Changes in gross carrying amounts and loan loss provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Provisions
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	€ (6,049)
Increase in loan loss provisions	1,304	€ 1,194
Closing balance	(6,101)	(6,049)
Provisions | IFRS-9 Eligible Financial Assets
Disclosure of credit risk exposure [line items]
Financial assets that have been derecognised	1,301	1,170
Provisions | Non-Credit Replacement Guarantees
Disclosure of credit risk exposure [line items]
Increase in loan loss provisions	(5)	9
Provisions | Modification gains and losses on restructured financial assets
Disclosure of credit risk exposure [line items]
Increase in loan loss provisions	8	15
Loans | Gross carrying amount
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	1,048,574	1,025,043
Net remeasurement of loan loss provisions
New financial assets originated or purchased	263,393	212,516
Financial assets that have been derecognised	(132,814)	(140,148)
Net drawdowns and repayments	(64,085)	(46,465)
Changes in models/risk parameters
Write-offs	(937)	(1,017)
Disposals	(1,314)	(1,355)
Recoveries of amounts previously written off
Negative revaluation	22,591
Closing balance	1,135,409	1,048,574
Loans | Gross carrying amount | Transfer into 12-month ECL (Stage 1)
Disclosure of credit risk exposure [line items]
Transfers
Loans | Gross carrying amount | Transfer into lifetime ECL not credit impaired (Stage 2)
Disclosure of credit risk exposure [line items]
Transfers
Loans | Gross carrying amount | Transfer into lifetime ECL credit impaired (Stage 3)
Disclosure of credit risk exposure [line items]
Transfers
Loans | Gross carrying amount | Not credit-impaired | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	954,943	937,633
Net remeasurement of loan loss provisions
New financial assets originated or purchased	263,371	212,516
Financial assets that have been derecognised	(119,098)	(126,858)
Net drawdowns and repayments	(57,493)	(41,763)
Changes in models/risk parameters
Write-offs
Disposals	(666)	(935)
Recoveries of amounts previously written off
Negative revaluation	21,242
Closing balance	1,044,332	954,943
Loans | Gross carrying amount | Not credit-impaired | 12-month expected credit losses | Transfer into 12-month ECL (Stage 1)
Disclosure of credit risk exposure [line items]
Transfers	21,773	20,486
Loans | Gross carrying amount | Not credit-impaired | 12-month expected credit losses | Transfer into lifetime ECL not credit impaired (Stage 2)
Disclosure of credit risk exposure [line items]
Transfers	(37,208)	(43,155)
Loans | Gross carrying amount | Not credit-impaired | 12-month expected credit losses | Transfer into lifetime ECL credit impaired (Stage 3)
Disclosure of credit risk exposure [line items]
Transfers	(2,534)	(2,980)
Loans | Gross carrying amount | Not credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	79,888	75,454
Net remeasurement of loan loss provisions
New financial assets originated or purchased
Financial assets that have been derecognised	(12,295)	(11,840)
Net drawdowns and repayments	(5,739)	(4,393)
Changes in models/risk parameters
Write-offs
Disposals	(84)	(141)
Recoveries of amounts previously written off
Negative revaluation	1,269
Closing balance	77,487	79,888
Loans | Gross carrying amount | Not credit-impaired | Lifetime expected credit losses | Transfer into 12-month ECL (Stage 1)
Disclosure of credit risk exposure [line items]
Transfers	(21,555)	(20,236)
Loans | Gross carrying amount | Not credit-impaired | Lifetime expected credit losses | Transfer into lifetime ECL not credit impaired (Stage 2)
Disclosure of credit risk exposure [line items]
Transfers	38,174	43,900
Loans | Gross carrying amount | Not credit-impaired | Lifetime expected credit losses | Transfer into lifetime ECL credit impaired (Stage 3)
Disclosure of credit risk exposure [line items]
Transfers	(2,172)	(2,856)
Loans | Gross carrying amount | Credit impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	13,742	11,956
Net remeasurement of loan loss provisions
New financial assets originated or purchased	22
Financial assets that have been derecognised	(1,422)	(1,450)
Net drawdowns and repayments	(853)	(309)
Changes in models/risk parameters
Write-offs	(937)	(1,017)
Disposals	(564)	(279)
Recoveries of amounts previously written off
Negative revaluation	80
Closing balance	13,590	13,742
Loans | Gross carrying amount | Credit impaired | Lifetime expected credit losses | Transfer into 12-month ECL (Stage 1)
Disclosure of credit risk exposure [line items]
Transfers	(218)	(249)
Loans | Gross carrying amount | Credit impaired | Lifetime expected credit losses | Transfer into lifetime ECL not credit impaired (Stage 2)
Disclosure of credit risk exposure [line items]
Transfers	(966)	(745)
Loans | Gross carrying amount | Credit impaired | Lifetime expected credit losses | Transfer into lifetime ECL credit impaired (Stage 3)
Disclosure of credit risk exposure [line items]
Transfers	4,705	5,836
Loans | Provisions
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	(6,049)	(5,839)
Net remeasurement of loan loss provisions	302	(133)
New financial assets originated or purchased	(191)	(192)
Financial assets that have been derecognised	465	485
Changes in models/risk parameters	(3)	20
Increase in loan loss provisions	1,296	1,179
Write-offs	937	1,017
Disposals	291	225
Recoveries of amounts previously written off	58	69
Negative revaluation	73	(203)
Closing balance	(6,101)	(6,049)
Loans | Provisions | Transfer into 12-month ECL (Stage 1)
Disclosure of credit risk exposure [line items]
Transfers	212	207
Loans | Provisions | Transfer into lifetime ECL not credit impaired (Stage 2)
Disclosure of credit risk exposure [line items]
Transfers	(368)	(285)
Loans | Provisions | Transfer into lifetime ECL credit impaired (Stage 3)
Disclosure of credit risk exposure [line items]
Transfers	(1,108)	(1,548)
Loans | Provisions | Not credit-impaired | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	(409)	(517)
Net remeasurement of loan loss provisions	7	(181)
New financial assets originated or purchased	(189)	(192)
Financial assets that have been derecognised	78	76
Changes in models/risk parameters	33	(8)
Increase in loan loss provisions	43	(102)
Write-offs
Disposals	3	1
Recoveries of amounts previously written off
Negative revaluation	4	5
Closing balance	(446)	(409)
Loans | Provisions | Not credit-impaired | 12-month expected credit losses | Transfer into 12-month ECL (Stage 1)
Disclosure of credit risk exposure [line items]
Transfers	(21)	(22)
Loans | Provisions | Not credit-impaired | 12-month expected credit losses | Transfer into lifetime ECL not credit impaired (Stage 2)
Disclosure of credit risk exposure [line items]
Transfers	50	49
Loans | Provisions | Not credit-impaired | 12-month expected credit losses | Transfer into lifetime ECL credit impaired (Stage 3)
Disclosure of credit risk exposure [line items]
Transfers	14	18
Loans | Provisions | Not credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	(1,130)	(1,435)
Net remeasurement of loan loss provisions	(53)	(137)
New financial assets originated or purchased
Financial assets that have been derecognised	147	153
Changes in models/risk parameters	(71)	6
Increase in loan loss provisions	68	(297)
Write-offs
Disposals	3	8
Recoveries of amounts previously written off
Negative revaluation	16
Closing balance	(1,179)	(1,130)
Loans | Provisions | Not credit-impaired | Lifetime expected credit losses | Transfer into 12-month ECL (Stage 1)
Disclosure of credit risk exposure [line items]
Transfers	199	195
Loans | Provisions | Not credit-impaired | Lifetime expected credit losses | Transfer into lifetime ECL not credit impaired (Stage 2)
Disclosure of credit risk exposure [line items]
Transfers	(533)	(429)
Loans | Provisions | Not credit-impaired | Lifetime expected credit losses | Transfer into lifetime ECL credit impaired (Stage 3)
Disclosure of credit risk exposure [line items]
Transfers	138	235
Loans | Provisions | Credit impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	(4,509)	(3,887)
Net remeasurement of loan loss provisions	349	185
New financial assets originated or purchased	(2)
Financial assets that have been derecognised	240	257
Changes in models/risk parameters	35	22
Increase in loan loss provisions	1,185	1,578
Write-offs	937	1,017
Disposals	286	215
Recoveries of amounts previously written off	58	69
Negative revaluation	53	(208)
Closing balance	(4,476)	(4,509)
Loans | Provisions | Credit impaired | Lifetime expected credit losses | Transfer into 12-month ECL (Stage 1)
Disclosure of credit risk exposure [line items]
Transfers	35	34
Loans | Provisions | Credit impaired | Lifetime expected credit losses | Transfer into lifetime ECL not credit impaired (Stage 2)
Disclosure of credit risk exposure [line items]
Transfers	115	96
Loans | Provisions | Credit impaired | Lifetime expected credit losses | Transfer into lifetime ECL credit impaired (Stage 3)
Disclosure of credit risk exposure [line items]
Transfers	(1,259)	(1,802)
Loans | Provisions | Purchased credit impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	(21)
Closing balance	€ (29)	€ (21)